EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
EQUIPMENT

5. EQUIPMENT

The table below sets out costs and accumulated depreciation as at December 31, 2021 and 2020:

	Exploration Equipment	Computer Equipment	Computer Software	Total
Cost
Balance – December 31, 2020 and 2021	67	15	136	218

Accumulated Amortization
Balance – December 31, 2019	48	12	130	190
Amortization	4	1	2	7
Balance – December 31, 2020	52	13	132	197
Amortization	3	1	1	5
Balance – December 31, 2021	55	14	133	202
Carrying Amount
As at December 31, 2020	15	2	4	21
As at December 31, 2021	12	1	3	16

Notes to the Consolidated Financial Statements

For the year ended December 31, 2021

(Expressed in Canadian dollars)